Note 8 - Subsequent Events (Details) - shares	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Common Class A
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Class B
Common Stock, Shares Authorized	60,000,000	60,000,000	60,000,000
Series A Preferred Stock
Preferred Stock, Shares Authorized	1,000	1,000	1,000
Series B Preferred Stock
Preferred Stock, Shares Authorized	1,000	1,000	1,000
On October 1, 2016 | Previously Authorized | Common Class A
Common Stock, Shares Authorized	1,000,000,000
On October 1, 2016 | Previously Authorized | Common Class B
Common Stock, Shares Authorized	60,000,000
On October 1, 2016 | Previously Authorized | Series A Preferred Stock
Preferred Stock, Shares Authorized	1,000
On October 1, 2016 | Previously Authorized | Series B Preferred Stock
Preferred Stock, Shares Authorized	1,000
On October 1, 2016 | Previously Authorized | Series C Preferred Stock
Preferred Stock, Shares Authorized	3,000,000,000
On October 1, 2016 | New Authorized Shares | Common Class A
Common Stock, Shares Authorized	250,000,000
On October 1, 2016 | New Authorized Shares | Common Class B
Common Stock, Shares Authorized	23,000,000
On October 1, 2016 | New Authorized Shares | Series A Preferred Stock
Preferred Stock, Shares Authorized	1,000,000
On October 1, 2016 | New Authorized Shares | Series B Preferred Stock
Preferred Stock, Shares Authorized	1,000,000
On October 1, 2016 | New Authorized Shares | Series C Preferred Stock
Preferred Stock, Shares Authorized	6,000,000
Event 1
Subsequent Event, Date	Oct. 01, 2016
Subsequent Event, Description	Company signed a license agreement with Cloud Software, to license their software products in exchange the Company agreed to assume certain liabilities and an earn-out agreement.
Event 2
Subsequent Event, Date	Oct. 01, 2016
Subsequent Event, Description	Company amended its Articles of Incorporation
Event 3
Subsequent Event, Date	Oct. 01, 2016
Subsequent Event, Description	Company’s Board of Directors authorized a 10,000 to 1 reverse stock split of Company’s Class A common stock
Event 4
Subsequent Event, Date	Oct. 02, 2016
Subsequent Event, Description	Shaun Passley converted 9,000,000 shares (post-split shares of 90,000) of Preferred Stock, Series C to 27,000,000 shares of Common Stock, Class A
Event 5
Subsequent Event, Date	Oct. 03, 2016
Subsequent Event, Description	GG Mars Capital, Inc. (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A
Event 6
Subsequent Event, Date	Oct. 03, 2016
Subsequent Event, Description	Star Financial Corporation (a related party) converted 900,000 shares (post-split shares of 9,000) of Preferred Stock, Series C to 2,700,000 shares of Common Stock, Class A
Event 7
Subsequent Event, Date	Nov. 01, 2016
Subsequent Event, Description	Shaun Passley converted 2,234,616,000 shares (post-split shares of 22,346,160) of Preferred Stock, Series C to 744,872 shares of Preferred Stock, Series A
Event 8
Subsequent Event, Date	Nov. 02, 2016
Subsequent Event, Description	GG Mars Capital, Inc. (a related party) converted 44,706,667 shares (post-split shares of 447,067) of Preferred Stock, Series C to 388,754 shares of Preferred Stock, Series B
Event 9
Subsequent Event, Date	Nov. 02, 2016
Subsequent Event, Description	L & F Lawn Services, Inc. (a related party) converted 2,739,914 shares (post-split shares of 27.399) of Preferred Stock, Series C to 23,826 shares of Preferred Stock, Series B
Event 10
Subsequent Event, Date	Nov. 02, 2016
Subsequent Event, Description	Star Financial Corporation (a related party) converted 44,900,000 shares (post-split shares of 449,000) of Preferred Stock, Series C to 390,435 shares of Preferred Stock, Series B
Event 11
Subsequent Event, Date	Nov. 02, 2016
Subsequent Event, Description	Craig Passley (a related party) converted 12,000,000 shares (post-split shares of 120,000) of Preferred Stock, Series C to 104,348 shares of Preferred Stock, Series B
Event 12
Subsequent Event, Date	Nov. 03, 2016
Subsequent Event, Description	Company’s Board of Directors authorized a 100 to 1 reverse stock split of Company’s Series C preferred stock